OTHER LONG TERM LIABILITIES (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2009 USD ($) agreement
OTHER LONG TERM LIABILITIES
Pensions and other post-retirement benefits	$ 1,207	$ 2,004
Share-based compensation plans	291	143
Partnership liability	427	436
Deferred revenue	29	35
Libya Exploration and Production Sharing Agreement (EPSA) signature bonus(1)	74	74
Other	152	148
Other long term liabilities	2,180	2,840
Distribution to partners	60	62
Distribution to partners, interest component	51	52
Distribution to partners, principal component	9	10
Petro Canada
OTHER LONG TERM LIABILITIES
Number of EPSA's agreement ratified | agreement			6
Signature bonus	78	78	$ 500
Signature bonus current	$ 4	$ 4